TAXATION (Summary of Amounts and Expiration Dates of Operating Loss Carryforward) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 1,016,203
2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	151,768
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	83,692
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	59,575
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	31,845
2023 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 689,323